Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure

In accordance with SEC rules, we provide the following disclosure regarding executive “compensation actually paid” (“CAP”) and certain Company performance for the fiscal years listed below. Please refer to the CD&A for a complete description of how executive compensation relates to Company performance and how the CHR Committee makes its decisions.

					Average Summary	Average	Value of Initial Fixed $100 Investment Based On:			Adjusted
Year	Summary Compensation Table Total for Kenningham(1)	Compensation Actually Paid to Kenningham(1) (2) (3)	Summary Compensation Table Total for Hesterberg(1)	Compensation Actually Paid to Hesterberg(1) (2) (3)	Compensation Table Total for Non-CEO NEOs(4)	Compensation Actually Paid to Non-CEO NEOs(2) (3) (4)	Total Shareholder Return	Peer Group Total Shareholder Return(5)	Net Income (in millions)	Net Income from Continuing Operations
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$7,274,300	$12,370,687	N/A	N/A	$2,053,869	$3,343,276	$313.79	$268.90	$601.6	$623.3
2022	N/A	N/A	$8,774,685	$8,512,251	$2,881,512	$2,877,697	$184.39	$189.75	$751.5	$728.7
2021	N/A	N/A	$8,577,257	$19,080,981	$2,684,236	$4,992,687	$197.96	$205.74	$552.1	$633.7
2020	N/A	N/A	$7,298,579	$12,911,445	$2,657,309	$3,543,096	$131.93	$146.68	$286.5	$333.0

(1)	Earl Hesterberg served as CEO until 12/31/2022. Effective 1/1/2023, Daryl Kenningham was named CEO.

(2)	Deductions from, and additions to, total compensation in the 2023 Summary Compensation Table to calculate Compensation Actually Paid consist of:

	2023
	Daryl A. Kenningham	Average Non-CEO NEOs
Total Compensation from Summary Compensation	$7,274,300	$2,053,869
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	$0	$0
Amount added for current year service cost	$0	$0
Amount added for prior service cost impacting current year	$0	$0
Total Adjustments for Pension	$0	$0
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(3,499,802)	$(737,385)
Year-end fair value of unvested awards granted in the current year	$6,420,975	$1,284,874
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$2,395,423	$684,640
Fair values at vest date for awards granted and vested in current year	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(298,389)	$38,931
Forfeitures during current year equal to prior year-end fair value	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$78,180	$18,348
Total Adjustments for Equity Awards	$5,096,387	$1,289,408
Compensation Actually Paid (as calculated)	$12,370,687	$3,343,276

(3)	Equity valuation assumptions for calculating Compensation Actually Paid are not materially different from grant date valuation assumptions.

(4)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:

2023: Daniel J. McHenry, Peter C. DeLongchamps, Gillian A. Hobson, Michael D. Jones

2022: Daryl A. Kenningham, Daniel J. McHenry, Peter C. DeLongchamps, Darryl Burman

2021: Daryl A. Kenningham, Daniel J. McHenry, Frank Grese Jr., Peter C. DeLongchamps

2020: Daryl A. Kenningham, Daniel J. McHenry, John Rickel, Frank Grese Jr., Peter C. DeLongchamps

(5)	The peer group is comprised of Lithia Motors, Autonation, Sonic Automotive, Penske Automotive Group, and Asbury Automotive Group
(6)	Reconciliations for Adjusted Net Income can be found on page 130 of this proxy statement

Company Selected Measure Name		Adjusted Net Income
Named Executive Officers, Footnote [Text Block]

(1)	Earl Hesterberg served as CEO until 12/31/2022. Effective 1/1/2023, Daryl Kenningham was named CEO.

(4)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:

2023: Daniel J. McHenry, Peter C. DeLongchamps, Gillian A. Hobson, Michael D. Jones

2022: Daryl A. Kenningham, Daniel J. McHenry, Peter C. DeLongchamps, Darryl Burman

2021: Daryl A. Kenningham, Daniel J. McHenry, Frank Grese Jr., Peter C. DeLongchamps

2020: Daryl A. Kenningham, Daniel J. McHenry, John Rickel, Frank Grese Jr., Peter C. DeLongchamps

Peer Group Issuers, Footnote [Text Block]		The peer group is comprised of Lithia Motors, Autonation, Sonic Automotive, Penske Automotive Group, and Asbury Automotive Group
Adjustment To PEO Compensation, Footnote [Text Block]

(2)	Deductions from, and additions to, total compensation in the 2023 Summary Compensation Table to calculate Compensation Actually Paid consist of:

	2023
	Daryl A. Kenningham	Average Non-CEO NEOs
Total Compensation from Summary Compensation	$7,274,300	$2,053,869
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	$0	$0
Amount added for current year service cost	$0	$0
Amount added for prior service cost impacting current year	$0	$0
Total Adjustments for Pension	$0	$0
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(3,499,802)	$(737,385)
Year-end fair value of unvested awards granted in the current year	$6,420,975	$1,284,874
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$2,395,423	$684,640
Fair values at vest date for awards granted and vested in current year	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(298,389)	$38,931
Forfeitures during current year equal to prior year-end fair value	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$78,180	$18,348
Total Adjustments for Equity Awards	$5,096,387	$1,289,408
Compensation Actually Paid (as calculated)	$12,370,687	$3,343,276

Non-PEO NEO Average Total Compensation Amount	[1]	$ 2,053,869	$ 2,881,512	$ 2,684,236	$ 2,657,309
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	$ 3,343,276	2,877,697	4,992,687	3,543,096
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(2)	Deductions from, and additions to, total compensation in the 2023 Summary Compensation Table to calculate Compensation Actually Paid consist of:

	2023
	Daryl A. Kenningham	Average Non-CEO NEOs
Total Compensation from Summary Compensation	$7,274,300	$2,053,869
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	$0	$0
Amount added for current year service cost	$0	$0
Amount added for prior service cost impacting current year	$0	$0
Total Adjustments for Pension	$0	$0
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(3,499,802)	$(737,385)
Year-end fair value of unvested awards granted in the current year	$6,420,975	$1,284,874
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$2,395,423	$684,640
Fair values at vest date for awards granted and vested in current year	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(298,389)	$38,931
Forfeitures during current year equal to prior year-end fair value	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$78,180	$18,348
Total Adjustments for Equity Awards	$5,096,387	$1,289,408
Compensation Actually Paid (as calculated)	$12,370,687	$3,343,276

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

CAP and Cumulative TSR / Cumulative TSR of the Peer Group

Compensation Actually Paid vs. Net Income [Text Block]

CAP and Company Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

CAP and Adjusted Net Income from Continuing Operations

Total Shareholder Return Vs Peer Group [Text Block]

CAP and Cumulative TSR / Cumulative TSR of the Peer Group

Tabular List [Table Text Block]

TABULAR LIST OF FINANCIAL PERFORMANCE MEASURES

In our assessment, the most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules), to our NEOs in 2023 to our performance were:

•	Adjusted Net Income,
•	Relative Total Shareholder Return, and
•	Return on Invested Capital.

Total Shareholder Return Amount		$ 313.79	184.39	197.96	131.93
Peer Group Total Shareholder Return Amount	[4]	268.90	189.75	205.74	146.68
Net Income (Loss) Attributable to Parent		$ 601,600,000	$ 751,500,000	$ 552,100,000	$ 286,500,000
Company Selected Measure Amount		623,300,000	728,700,000	633,700,000	333,000,000
PEO Name		Daryl Kenningham	Earl Hesterberg	Earl Hesterberg	Earl Hesterberg
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Net Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Relative Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Return on Invested Capital
Non-PEO NEO [Member] | Adjustment for Summary Compensation Table Pension
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0
Non-PEO NEO [Member] | Amount added for current year service cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Amount added for prior service cost impacting current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Total Adjustments for Pension
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Adjustment for grant date values in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(737,385)
Non-PEO NEO [Member] | Year-end fair value of unvested awards granted in the current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,284,874
Non-PEO NEO [Member] | Year-over-year difference of year-end fair values for unvested awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		684,640
Non-PEO NEO [Member] | Fair values at vest date for awards granted and vested in current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		38,931
Non-PEO NEO [Member] | Forfeitures during current year equal to prior year-end fair value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Dividends or dividend equivalents not otherwise included in the total compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		18,348
Non-PEO NEO [Member] | Total Adjustments for Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,289,408
Daryl Kenningham
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5]	7,274,300
PEO Actually Paid Compensation Amount	[2],[3],[5]	12,370,687
Daryl Kenningham | PEO [Member] | Adjustment for Summary Compensation Table Pension
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Daryl Kenningham | PEO [Member] | Amount added for current year service cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Daryl Kenningham | PEO [Member] | Amount added for prior service cost impacting current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Daryl Kenningham | PEO [Member] | Total Adjustments for Pension
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Daryl Kenningham | PEO [Member] | Adjustment for grant date values in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,499,802)
Daryl Kenningham | PEO [Member] | Year-end fair value of unvested awards granted in the current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,420,975
Daryl Kenningham | PEO [Member] | Year-over-year difference of year-end fair values for unvested awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,395,423
Daryl Kenningham | PEO [Member] | Fair values at vest date for awards granted and vested in current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Daryl Kenningham | PEO [Member] | Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(298,389)
Daryl Kenningham | PEO [Member] | Forfeitures during current year equal to prior year-end fair value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Daryl Kenningham | PEO [Member] | Dividends or dividend equivalents not otherwise included in the total compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		78,180
Daryl Kenningham | PEO [Member] | Total Adjustments for Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 5,096,387
Earl Hesterberg
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5]		$ 8,774,685	$ 8,577,257	$ 7,298,579
PEO Actually Paid Compensation Amount	[2],[3],[5]		$ 8,512,251	$ 19,080,981	$ 12,911,445

[1]	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year: 2023: Daniel J. McHenry, Peter C. DeLongchamps, Gillian A. Hobson, Michael D. Jones 2022: Daryl A. Kenningham, Daniel J. McHenry, Peter C. DeLongchamps, Darryl Burman 2021: Daryl A. Kenningham, Daniel J. McHenry, Frank Grese Jr., Peter C. DeLongchamps 2020: Daryl A. Kenningham, Daniel J. McHenry, John Rickel, Frank Grese Jr., Peter C. DeLongchamps
[2]	Deductions from, and additions to, total compensation in the 2023 Summary Compensation Table to calculate Compensation Actually Paid consist of:
[3]	Equity valuation assumptions for calculating Compensation Actually Paid are not materially different from grant date valuation assumptions.
[4]	The peer group is comprised of Lithia Motors, Autonation, Sonic Automotive, Penske Automotive Group, and Asbury Automotive Group
[5]	Earl Hesterberg served as CEO until 12/31/2022. Effective 1/1/2023, Daryl Kenningham was named CEO.